Segment Reporting - Disclosure of Operating Segment Information (Detail) (Parenthetical) £ in Millions	12 Months Ended
	Jun. 30, 2020 AUD ($)		Jun. 30, 2019 AUD ($)	Jun. 30, 2018 AUD ($)	Jun. 30, 2020 GBP (£)
Disclosure of operating segments [line items]
License revenue	$ 7,486,444	[1]	$ 139,782	$ 2,630,484
Glaxo Smith Kline (GSK) [member]
Disclosure of operating segments [line items]
Milestone payment	$ 7,490,000				£ 4

[1]	Licensing revenue increased significantly from A$140K in FY 2019 to A$7.49 million in FY 2020, mainly attributed to the GSK milestone payment of GBP 4 million (A$7.49 million) received in this fiscal year related to the first patient being dosed in GSK’s Phase II clinical trial evaluating GSK2831781 in ulcerative colitis.